Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Large Cap Focus Growth V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
TransDigm Group, Inc. ................ 4,487 $ 5,526,189
Automobiles — 1.6%
Ferrari NV ........................ 5,224 2,277,350
Tesla, Inc.
(a)
........................ 10,421 1,831,908
4,109,258
Broadline Retail — 9.4%
Amazon.com, Inc.
(a)
.................. 135,644 24,467,465
Capital Markets — 4.4%
Blackstone, Inc. , Class A ............... 22,722 2,984,989
MSCI, Inc. ........................ 8,193 4,591,767
S&P Global, Inc. .................... 9,462 4,025,608
11,602,364
Chemicals — 1.0%
Sherwin-Williams Co. (The) ............. 7,603 2,640,750
Commercial Services & Supplies — 2.4%
Copart, Inc.
(a)
...................... 67,737 3,923,327
Waste Connections, Inc. ............... 14,045 2,415,881
6,339,208
Entertainment — 2.6%
Netflix, Inc.
(a)
....................... 10,952 6,651,478
Financial Services — 5.4%
Mastercard, Inc. , Class A ............... 8,945 4,307,643
Visa, Inc. , Class A ................... 35,147 9,808,825
14,116,468
Health Care Equipment & Supplies — 5.1%
(a)
Align Technology, Inc. ................. 9,278 3,042,442
Boston Scientific Corp. ................ 36,982 2,532,897
IDEXX Laboratories, Inc. ............... 4,662 2,517,154
Intuitive Surgical, Inc. ................. 13,176 5,258,410
13,350,903
Health Care Providers & Services — 1.0%
UnitedHealth Group, Inc. ............... 5,373 2,658,023
Hotels, Restaurants & Leisure — 0.6%
Chipotle Mexican Grill, Inc.
(a)
............ 575 1,671,393
Interactive Media & Services — 7.2%
Alphabet, Inc. , Class A
(a)
............... 60,997 9,206,277
Meta Platforms, Inc. , Class A ............ 19,526 9,481,435
18,687,712
IT Services — 2.1%
(a)
MongoDB, Inc. , Class A ............... 6,312 2,263,736
Shopify, Inc. , Class A ................. 41,578 3,208,574
5,472,310
Life Sciences Tools & Services — 2.7%
Danaher Corp. ..................... 13,519 3,375,965
Thermo Fisher Scientific, Inc. ............ 6,107 3,549,449
6,925,414
Oil, Gas & Consumable Fuels — 0.1%
Cheniere Energy, Inc. ................. 1,544 249,016
Pharmaceuticals — 3.1%
Eli Lilly & Co. ...................... 10,413 8,100,898
Real Estate Management & Development — 1.4%
CoStar Group, Inc.
(a)
.................. 38,270 3,696,882
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 19.2%
ASML Holding NV (Registered) , ADR ...... 9,116 $ 8,846,804
Broadcom, Inc. ..................... 7,470 9,900,813
KLA Corp. ......................... 4,981 3,479,577
NVIDIA Corp. ...................... 30,998 28,008,553
50,235,747
Software — 20.2%
Cadence Design Systems, Inc.
(a)
......... 16,602 5,167,871
Intuit, Inc. ......................... 15,994 10,396,100
Microsoft Corp. ..................... 63,565 26,743,067
Roper Technologies, Inc. ............... 8,074 4,528,222
ServiceNow, Inc.
(a)
................... 3,655 2,786,572
Synopsys, Inc.
(a)
.................... 5,258 3,004,947
52,626,779
Technology Hardware, Storage & Peripherals — 6.2%
Apple, Inc. ........................ 94,527 16,209,490
Textiles, Apparel & Luxury Goods — 1.2%
LVMH Moet Hennessy Louis Vuitton SE ..... 3,403 3,062,008
Total Common Stocks — 99 .0%
(Cost: $ 155,035,202 ) .............................. 258,399,755
Preferred Securities
Preferred Stocks — 1.1%
IT Services — 1.1%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,906,152 )
(a) (b) (c)
............... 17,396 2,783,360
Total Preferred Securities — 1 .1%
(Cost: $ 1,906,152 ) ............................... 2,783,360
Total Long-Term Investments — 100.1%
(Cost: $ 156,941,354 ) .............................. 261,183,115
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(d) (e)
.................. 371,377 371,377
Total Short-Term Securities — 0 .1%
(Cost: $ 371,377 ) ................................. 371,377
Total Investments — 100 .2%
(Cost: $ 157,312,731 ) .............................. 261,554,492
Liabilities in Excess of Other Assets — (0.2) % ............. (506,982)
Net Assets — 100.0% ...............................
$ 261,047,510

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Large Cap Focus Growth V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,783,360, representing 1.07% of its net assets as of period end, and an original cost of $1,906,152.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 773,544 $ — $ (402,167)
(a)
$ — $ — $ 371,377 371,377 $ 2,899 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ 11,601,815 — (11,602,623)
(a)
812 (4) — — 4,961
(c)
—
$ 812 $ (4) $ 371,377 $ 7,860 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Large Cap Focus Growth V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 5,526,189 $ — $ — $ 5,526,189
Automobiles .......................................... 4,109,258 — — 4,109,258
Broadline Retail ........................................ 24,467,465 — — 24,467,465
Capital Markets ........................................ 11,602,364 — — 11,602,364
Chemicals ............................................ 2,640,750 — — 2,640,750
Commercial Services & Supplies ............................. 6,339,208 — — 6,339,208
Entertainment ......................................... 6,651,478 — — 6,651,478
Financial Services ...................................... 14,116,468 — — 14,116,468
Health Care Equipment & Supplies ........................... 13,350,903 — — 13,350,903
Health Care Providers & Services ............................ 2,658,023 — — 2,658,023
Hotels, Restaurants & Leisure .............................. 1,671,393 — — 1,671,393
Interactive Media & Services ............................... 18,687,712 — — 18,687,712
IT Services ........................................... 5,472,310 — — 5,472,310
Life Sciences Tools & Services .............................. 6,925,414 — — 6,925,414
Oil, Gas & Consumable Fuels ............................... 249,016 — — 249,016
Pharmaceuticals ....................................... 8,100,898 — — 8,100,898
Real Estate Management & Development ....................... 3,696,882 — — 3,696,882
Semiconductors & Semiconductor Equipment .................... 50,235,747 — — 50,235,747
Software ............................................. 52,626,779 — — 52,626,779
Technology Hardware, Storage & Peripherals .................... 16,209,490 — — 16,209,490
Textiles, Apparel & Luxury Goods ............................ — 3,062,008 — 3,062,008
Preferred Securities ....................................... — — 2,783,360 2,783,360
Short-Term Securities
Money Market Funds ...................................... 371,377 — — 371,377
$ 255,709,124 $ 3,062,008 $ 2,783,360 $ 261,554,492

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Large Cap Focus Growth V.I. Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ................................................................................... $ 2,838,969 $ 2,838,969
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized depreciation
(a)
...................................................................................... (55,609) (55,609)
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of March 31, 2024 ......................................................................................
$ 2,783,360 $ 2,783,360
Net change in unrealized depreciation on investments still held at March 31, 2024
(a)
.........................................................
$ (55,609) $ (55,609)
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Large Cap Focus Growth V.I. Fund

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)
For the period end March 31, 2024, the valuation technique used recent prior transaction prices as inputs within the model used for the approximation of fair value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 2,783,360 Market Revenue Multiple 1.69x —
Recent Transactions
(b)
—
$ 2,783,360
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International